Annual Operating Expenses - FidelitySAIAlternativeRiskPremiaFundsCombo-PRO - FidelitySAIAlternativeRiskPremiaFundsCombo-PRO - Fidelity SAI Alternative Risk Premia Commodity Strategy Fund - Fidelity SAI Alternative Risk Premia Commodity Strategy Fund
	Dec. 06, 2023
Operating Expenses:
Management fee	0.45%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.26%	[1]
Total annual operating expenses	0.71%
Fee waiver and/or expense reimbursement	0.21%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.50%

[1]	ABased on estimated amounts for the current fiscal year.
[2]	BFidelity Diversifying Solutions LLC (FDS) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 0.50% (the Expense Cap). If at any time during the current fiscal year expenses for the fund fall below the Expense Cap, FDS reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through November 30, 2025. FDS may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.